RECENT ACCOUNTING PRONOUNCEMENTS Accounting Pronouncements (Details) $ in Millions	Dec. 31, 2017 USD ($)
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Impact of Restatement on Opening Retained Earnings, Net of Tax	$ 20.0
Impact of Restatement on Opening Retained Earnings, before Tax	$ 2.8